Cover	Jul. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	333-197889
Entity Registrant Name	TEARDROPPERS, INC.
Entity Central Index Key	0001615780
Entity Tax Identification Number	46-2407247
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	620 Newport Center Dr. Ste. 1100
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	(949)
Local Phone Number	751-2173
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false